Note 18 - Commitments and Contingencies - Obligations From Other Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Total Other Commercial Commitments	$ 107,204
Other Commitments, Less than 1 Year	44,682
Other Commitments, 1-3 Years	14,342
Other Commitments, 4-5 Years	22,393
Other Commitments, More than 5 Years	25,787
Commercial Lines of Credit [Member]
Total Other Commercial Commitments	73,742
Other Commitments, Less than 1 Year	30,814
Other Commitments, 1-3 Years	12,108
Other Commitments, 4-5 Years	21,840
Other Commitments, More than 5 Years	8,980
Commitments to Lend [Member]
Total Other Commercial Commitments	29,153
Other Commitments, Less than 1 Year	9,634
Other Commitments, 1-3 Years	2,159
Other Commitments, 4-5 Years	553
Other Commitments, More than 5 Years	16,807
Standby Letters of Credit [Member]
Total Other Commercial Commitments	4,309
Other Commitments, Less than 1 Year	4,234
Other Commitments, 1-3 Years	75
Other Commitments, 4-5 Years	0
Other Commitments, More than 5 Years	$ 0